Convertible Loan (Narrative) (Details) shares in Millions, $ in Millions	Jan. 12, 2021 USD ($)	Dec. 31, 2025 $ / shares	Mar. 31, 2024 USD ($)	Jan. 12, 2021 Year $ / shares shares
Debt Instrument [Line Items]
Warrant exercise price | $ / shares		$ 5
Convertible Loan [Member]
Debt Instrument [Line Items]
Proceeds from unsecured debt	$ 15.0
Debt interest rate				8.00%
Debt conversion price | $ / shares				$ 15
Number of common share purchase warrants | shares				5.0
Warrant exercise price | $ / shares				$ 15
Convertible Loan [Member] | Derivative Component [Member]
Debt Instrument [Line Items]
Proceeds from unsecured debt	8.6
Derivative component			$ 0.1
Convertible Loan [Member] | Derivative Component [Member] | Share price [Member]
Debt Instrument [Line Items]
Measurement input			4.56
Convertible Loan [Member] | Derivative Component [Member] | Risk-free interest rate [Member]
Debt Instrument [Line Items]
Measurement input			4.5	0.69
Convertible Loan [Member] | Derivative Component [Member] | Expected volatility [Member]
Debt Instrument [Line Items]
Measurement input			79	105
Convertible Loan [Member] | Derivative Component [Member] | Expected life [Member]
Debt Instrument [Line Items]
Measurement input			1.1	2.71
Convertible Loan [Member] | Derivative Component [Member] | Forfeiture rate [Member]
Debt Instrument [Line Items]
Measurement input				0
Convertible Loan [Member] | Derivative Component [Member] | Expected dividend [Member]
Debt Instrument [Line Items]
Measurement input				0
Convertible Loan [Member] | Liability Component [Member]
Debt Instrument [Line Items]
Proceeds from unsecured debt	$ 6.4